Commitment and Contingencies - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) loan	Jul. 09, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Other Commitments [Line Items]
Amounts outstanding	$ 71,952		$ 41,752
Funding commitments	$ 22,749		$ 18,386
Guaranteed loans, number written off | loan	20	60	49
Guaranteed loans, written off	$ 400	$ 1,300	$ 1,100
Maximum potential guarantee	52,800
Guarantee liability	400
Guaranteed loans, delinquent	100
Maximum rewards program liability	3,000
Rewards program liability	1,800
Lease expense	700	$ 900	1,100
Operating leases accrued	100
Unfunded loan commitment
Other Commitments [Line Items]
Amounts outstanding	230,600
Advances
Other Commitments [Line Items]
Amounts outstanding	$ 67,077		$ 35,401